GATX Corporation Master Trust - Schedule of Master Trust Net Assets (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Plus:
Net assets available for benefits	$ 266,109,338	$ 240,350,870	$ 213,604,227
Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	287,555,524	260,354,885
Plus:
Other receivables	918	1,195
Net assets available for benefits	287,556,442	260,356,080
Master Trust Balances | Mutual funds
EBP, Master Trust [Line Items]
Total investments at fair value	114,161,653	98,986,627
Master Trust Balances | GATX common stock fund
EBP, Master Trust [Line Items]
Total investments at fair value	31,944,636	30,869,976
Master Trust Balances | Collective trusts
EBP, Master Trust [Line Items]
Total investments at fair value	141,449,235	130,498,282
Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	263,755,309	238,225,424
Plus:
Other receivables	891	1,147
Net assets available for benefits	263,756,200	238,226,571
Plan's Interest in Master Trust Balances | Mutual funds
EBP, Master Trust [Line Items]
Total investments at fair value	97,117,908	84,186,812
Plan's Interest in Master Trust Balances | GATX common stock fund
EBP, Master Trust [Line Items]
Total investments at fair value	30,995,772	29,640,088
Plan's Interest in Master Trust Balances | Collective trusts
EBP, Master Trust [Line Items]
Total investments at fair value	$ 135,641,629	$ 124,398,524